Financial instruments - Maturity Analysis For Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average interest rate %	4.98%	4.98%	4.98%
Long-term debt	$ 1,290,634,841	$ 854,229,587	$ 923,842,589
Long-term payable	47,351,305
Accrued interest	308,191,578	157,275,751	185,701,550
Total financial liabilities	1,646,177,724	1,011,505,338	1,109,544,139
1 to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	437,641	1,219,162	1,143,783
Long-term payable	0
Accrued interest	9,663,036	6,349,288	17,523,667
Total financial liabilities	10,100,677	7,568,450	18,667,450
3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	1,192,725	2,417,352	67,306,362
Long-term payable	23,937,534
Accrued interest	35,633,179	19,356,107	20,701,788
Total financial liabilities	60,763,438	21,773,459	88,008,150
1 to 4 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	424,004,475	485,593,073	420,392,444
Long-term payable	23,413,771
Accrued interest	205,603,696	109,696,698	118,441,437
Total financial liabilities	653,021,942	595,289,771	538,833,881
5 or more years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	865,000,000	365,000,000	435,000,000
Long-term payable	0
Accrued interest	57,291,667	21,873,658	29,034,658
Total financial liabilities	$ 922,291,667	$ 386,873,658	$ 464,034,658